Fees Summary	Oct. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 299,000
Previously Paid Amount	0.00
Total Fee Amount	26.01
Total Offset Amount	0.00
Net Fee	26.01
Narrative - Max Aggregate Offering Price	$ 299,000
Final Prospectus	true